Convertible Promissory Notes (Details Narrative) (USD $)	9 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Sep. 30, 2014	Aug. 13, 2014	Oct. 31, 2014	Aug. 26, 2014	Dec. 31, 2013
Unamortized debt discount	$ (227,851)				$ (77,442)
Issuance of common shares for conversion of debt, amount	70,000
Asher Note 1 [Member]
Principal Amount	32,500
Interest Rate	8.00%
Maturity date	Jun. 18, 2014
Convertible rate	58.00%
Beneficial conversion feature discount	32,500
Asher Note 2 [Member]
Principal Amount	37,500
Interest Rate	8.00%
Maturity date	May 07, 2014
Convertible rate	58.00%
Beneficial conversion feature discount	33,033
Asher Note 3 [Member]
Principal Amount	27,500
Interest Rate	8.00%
Maturity date	Sep. 26, 2014
Convertible rate	58.00%
Beneficial conversion feature discount	27,500
Mermaid Note [Member]
Gross proceeds from note	35,000
Principal Amount	30,000
Interest Rate	10.00%
Maturity date	Oct. 09, 2015
Convertible price per share	$ 0.0005		$ 0.0005
Gain (Loss) on derivative liablitiy	24,389
Beneficial conversion feature discount	675,808	651,419
Convertible notes payable	33,259
Accrued Interest	3,259
Unamortized debt discount	19,124
Issuance of common shares for conversion of debt, shares	10,000,000		10,000,000
Issuance of common shares for conversion of debt, amount	5,000		5,000
Black-scholes option pricing method
Dividend Yield	0.00%	0.00%
Expected volatility	290.05%	325.44%
Risk-free interest rate	13.00%	0.10%
Expected Life (years)	1 year 0 months 2 days	1 year 1 month 6 days
Price per share	$ 0.0117	$ 0.0116
JMJ Note [Member]
Original Note	335,000
Gross proceeds from note	300,000
Original Issue Discount	35,000
Principal Amount	39,083
Interest Rate	12.00%
Convertible price per share	$ 0.0185
Gain (Loss) on derivative liablitiy	2,986	32,636
Beneficial conversion feature discount	70,408	73,394
Convertible notes payable	40,758
Accrued Interest	0
Unamortized debt discount	37,687
Black-scholes option pricing method
Dividend Yield	0.00%	0.00%
Expected volatility	309.44%	318.39%
Risk-free interest rate	58.00%	0.43%
Expected Life (years)	1 year 8 months 7 days	2 years 0 months 0 days
Price per share	$ 0.0117	$ 0.0110
Prim Note [Member]
Principal Amount	35,000
Interest Rate	10.00%
Maturity date	Mar. 26, 2016
Convertible price per share	$ 0.005
Gain (Loss) on derivative liablitiy	(2,597)	213,794
Beneficial conversion feature discount	77,425	213,794
Convertible notes payable	40,101
Accrued Interest	5,101
Unamortized debt discount	29,591
Issuance of common shares for conversion of debt, shares	13,000,000
Issuance of common shares for conversion of debt, amount	65,000
Black-scholes option pricing method
Dividend Yield	0.00%	0.00%
Expected volatility	309.77%	318.70%
Risk-free interest rate	36.00%	0.43%
Expected Life (years)	1 year 4 months 9 days	1 year 6 months 2 days
Price per share	$ 0.0117	$ 0.0110
AB Note 1 [Member]
Principal Amount	50,000
Interest Rate	8.00%
Beneficial conversion feature discount	50,000
Convertible notes payable	51,468
Accrued Interest	1,468
Unamortized debt discount	31,644
LG Note 1 [Member]
Principal Amount	100,000
Interest Rate	8.00%
Beneficial conversion feature discount	100,000
Convertible notes payable	102,937
Accrued Interest	2,937
Unamortized debt discount	63,288
KBM Note 1 [Member]
Principal Amount	53,000
Interest Rate	8.00%
Convertible rate	58.00%
Gain (Loss) on derivative liablitiy	3,832			32,972
Beneficial conversion feature discount	82,141			85,972
Convertible notes payable	53,407
Accrued Interest	407
Unamortized debt discount	46,255
Black-scholes option pricing method
Dividend Yield	0.00%			0.00%
Expected volatility	309.44%			318.74%
Risk-free interest rate	0.08%			0.85%
Expected Life (years)	0 years 6 months 6 days			0 years 7 months 5 days
Price per share	$ 0.0117			$ 0.0117
JMJ Note 2 [Member]
Principal Amount	$ 40,758